Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 5,874,561	$ 6,236,749
Interest-bearing deposits with banks	32,921,125	37,315,779
Federal funds sold	1,217,801	1,212,776
Investment securities available for sale	5,340,743	4,363,805
Restricted equity securities	397,599	618,109
Loans, net of allowance for loan losses of $3,626,908 in 2015 and $3,554,664 in 2014	197,904,895	189,549,072
Property and equipment, net	5,333,066	4,368,589
Foreclosed assets	384,452	280,821
Accrued interest and other income	1,084,164	997,681
Goodwill	120,000	120,000
Bank owned life insurance	5,125,339	5,623,087
Other assets	2,072,810	2,514,855
Total assets	257,776,555	253,201,323
Deposits:
Noninterest-bearing	54,619,375	52,969,691
Interest-bearing	158,068,586	153,696,890
Total deposits	212,687,961	206,666,581
Federal Home Loan Bank advances	2,750,000	6,250,000
Dividends payable	1,004,642	827,159
Accrued interest payable	91,632	110,261
Other liabilities	2,571,350	2,576,668
Total liabilities	$ 219,105,585	$ 216,430,669
Commitments and contingencies - Note 16
Stockholders' equity
Common stock, 10,000,000 shares authorized at no par value; 3,549,665 shares issued and outstanding	$ 12,101,480	$ 12,101,480
Retained earnings	22,727,587	20,808,309
Accumulated other comprehensive loss	(26,904)	(7,942)
Total stockholders' equity	38,670,970	36,770,654
Total liabilities and stockholders' equity	257,776,555	253,201,323
Preferred Stock Series A [Member]
Stockholders' equity
Preferred stock	2,620,325	2,620,325
Preferred Stock Series D [Member]
Stockholders' equity
Preferred stock	$ 1,248,482	$ 1,248,482